AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON

October 7, 2020

File No. 333-239281

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 3

Post-Effective Amendment No. [ ]

FLAT ROCK CORE INCOME FUND

(Exact name of registrant as specified in charter)

Robert K. Grunewald
Chief Executive Officer
1350 6th Avenue, 18th Floor
New York, NY 10019
(212) 596-3413
(Address and Telephone Number, Including Area Code, of Principal Executive Offices)

The Corporation Trust Company
Corporation Trust Center
1209 Orange St.
Wilmington, DE 19801
(Name and Address of Agent for Service)

Copies of information to:

Owen J. Pinkerton
Thompson Hine LLP
1919 M Street, N.W., Suite 700
Washington, D.C. 20036-3537
Tel: (202) 263-4144

Fax: (202) 331-8330

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount to be Registered(1)	Proposed Maximum Offering Price Per Share(1)	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(2)
Shares of Beneficial Interest	2,863,057	$19.97	$57,175,249	$6,237.82

(1)	Estimated pursuant to Rule 457 under the Securities Act of 1933, as amended, solely for the purpose of determining the registration fee. The amounts represent the total outstanding shares of common stock and most recent offering price of shares of Flat Rock Capital Corp.
(2)	Registration fees in the amount of $129.80 were paid in connection with the initial filing of the registration statement on Form N-14 on June 18, 2020, and the remainder of the filing fees were paid with Amendment No. 2 to the Registration Statement, filed on October 5, 2020.

EXPLANATORY NOTE

The purpose of this Pre-Effective Amendment No. 3 to the Registration Statement on Form N-14 8C is to file exhibits to the Registration Statement as set forth in Item 25(2) of Part C, and to incorporate by reference the preliminary prospectus filed with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 8C filed on October 5, 2020 (SEC File No. 333-239281). Accordingly, this Pre-Effective Amendment No. 3 to the Registration Statement on Form N-14 8C consists only of a facing page to the Registration Statement, the aforementioned preliminary prospectus incorporated by reference herein, this explanatory note and Part C of the Registration Statement, including all exhibits identified as being filed herewith or incorporated by reference herein. This Pre-Effective Amendment No. 3 does not modify any other part of the Registration Statement included or incorporated by reference into the aforementioned Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 8C. As a result, the remainder of the contents of the Registration Statement previously filed in Pre-Effective Amendment No. 2 to the Registration Statement are hereby incorporated by reference herein.

PART C

PART C. OTHER INFORMATION

Item 25. Financial Statements and Exhibits

1.	Financial Statements:

	Part A:	None

2.	Exhibits

(a)(1)	Certificate of Trust of the Registrant(1)
(a)(2)	Declaration of Trust of the Registrant (2)
(a)(3)	Amended and Restated Declaration of Trust of the Registrant*
(b)	By-Laws of the Registrant(2)
(g)(1)	Form of Investment Advisory Agreement by and between the Registrant and Flat Rock Global, LLC(4)
(h)(1)	Form of Distribution Agreement by and between the Registrant and ALPS Distributors, Inc.(5)
(j)	Custodian Agreement between the Registrant and U.S. Bank, N.A.(4)
(k)(1)	Form of Administration Agreement between the Registrant and ALPS Fund Services, Inc.(4)
(l)(1)	Opinion and Consent of Counsel as to the Legality of the Securities Being Registered*
(l)(2)	Form of Opinion and Consent of Counsel as to Certain Tax Matters(3)
(n)(1)	Consent of Cohen & Company, Ltd.(5)
(n)(2)	Consent of KPMG LLP(5)
(r)(1)	Code of Ethics of the Registrant(4)
(r)(2)	Code of Ethics of Flat Rock Global, LLC(3)

*	Filed herewith.
**	To be filed by subsequent amendment.
(1)	Incorporated by reference to Registration Statement on Form N-14 (File No. 333-239281) filed by the Registrant on June 19, 2020.
(2)	Incorporated by reference to Registration Statement on Form N-2 (File No. 333-240039) filed by the Registrant on July 23, 2020.
(3)	Incorporated by reference to Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-239281) filed by the Registrant on September 2, 2020.

(4)	Incorporated by reference to the Registration Statement on Form N-2 (File No. 333-240039) filed by the Registrant on October 1, 2020.

(5)	Incorporated by reference to Amendment No. 2 to the Registration Statement on N-14 (File No. 333-239281) filed by the Registrant on October 5, 2020.

Item 26. Marketing Arrangements

Not Applicable.

Item 27. Other Expenses of Issuance and Distribution (estimated)

SEC Registration fees	$6,237.82
FINRA fees	None
Legal fees	$60,000
Blue Sky fees	$2,000
Miscellaneous fees	$25,000
Printing	$5,000
Total	$98,237.82

Item 28. Persons Controlled by or Under Common Control with Registrant

The Registrant may be deemed to be controlled by the Adviser, and the Adviser will provide % of the initial capitalization of the Registrant.

Item 29. Number of Holders of Securities as of October 2, 2020:

The Registrant is newly-formed and, as of October 2, 2020, does not have any shareholders.

Item 30. Indemnification

Reference is made to Article VIII, Section 2 of the Registrant’s Agreement and Declaration of Trust (the “Declaration of Trust”). The Registrant hereby undertakes that it will comply the indemnification provisions of the Declaration of Trust in a manner consistent with Release 40-11330 of the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), so long as the interpretation therein of Sections 17(h) and 17(i) of the 1940 Act remains in effect. The Registrant maintains insurance on behalf of any person who is or was an independent trustee, officer, employee, or agent of the Registrant against certain liability asserted against and incurred by, or arising out of, his or her position. However, in no event will the Registrant pay that portion of the premium, if any, for insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

A description of any other business, profession, vocation, or employment of a substantial nature in which the investment adviser of the Registrant, and each member, trustee, director, executive officer, or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of member, trustee, officer, employee, partner or director, is set forth in the Registrant’s prospectus in the section entitled “Management of the Fund.” Information as to the members and officers of the Adviser is included in its Form ADV as filed with the SEC (File No. 801-110612) and is incorporated herein by reference.

Item 32. Location of Accounts and Records

ALPS Fund Services, Inc., the Fund’s administrator, maintains certain required accounting related and financial books and records of the Registrant at 1290 Broadway, Suite 1100, Denver, CO 80203. U.S. Bank, the Fund’s custodian, maintains certain required accounting related and financial books and records of the Registrant at 214 N. Tryon Street, 26th Floor Charlotte, NC 28202. The other required books and records are maintained by the Adviser at 1350 6th Avenue, 18th Floor, New York, NY 10019.

Item 33. Management Services

Not Applicable.

Item 34. Undertakings

1.The Registrant undertakes to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value of the Fund declines more than ten percent from its net asset value as of the effective date of the registration statement or (2) the net asset value of the Fund increases to an amount greater than its net proceeds as stated in the prospectus.

2. The Registrant undertakes to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement: (a) (i) to include any prospectus required by Section 10(a)(3) of the 1933 Act; (ii) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and (iii) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement. (b) For the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. (c) The Registrant undertakes to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering. (d) The Registrant undertakes that, for the purpose of determining liability under the 1933 Act, if the Registrant is subject to Rule 430C, each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the 1933 Act as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the 1933 Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness; provided however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use. (e) The Registrant undertakes that, for the purpose of determining liability under the 1933 Act, in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser: (i) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the 1933 Act; (ii) the portion of any advertisement pursuant to Rule 482 under the 1933 Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and (iii) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

3. For purposes of determining any liability under the Securities Act of 1933, as amended, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of this registration statement as of the time it was declared effective. The Registrant undertakes that, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof.

4. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, the Registrant’s statement of additional information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 7th day of October, 2020.

FLAT ROCK CORE INCOME FUND

By:	/s/ Robert K. Grunewald
Name:	Robert K. Grunewald
Title:	Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Robert K. Grunewald	President, Chief Executive Officer and Trustee	October 7, 2020
Robert K. Grunewald

/s/ Richard A. Petrocelli	Treasurer, Chief Financial Officer, and Chief Operating Officer	October 7, 2020
Richard A. Petrocelli

/s/ R. Scott Coolidge	Independent Trustee	October 7, 2020
R. Scott Coolidge

/s/ Marshall H. Durston	Independent Trustee	October 7, 2020
Marshall H. Durston

EXHIBIT INDEX

Exhibit Number	Description
(a)(3)	Amended and Restated Declaration of Trust of the Registrant
(l)(1)	Opinion and Consent of Counsel as to the Legality of the Securities Being Registered